Summary of Significant Accounting Policies (Details)	Jul. 31, 2012
FTHG [Member]
Reporting period ending dates and reporting periods	As of July 31, 2012 and 2011, for the interim period ended July 31, 2012 and 2011
FTHG Canada [Member]
Reporting period ending dates and reporting periods	As of June 14, 2012 and July 31, 2011, for the period from November 1, 2011 through June 14, 2012 (date of discontinuance) and for the interim period ended July 31, 2011
Endeavour [Member]
Reporting period ending dates and reporting periods	As of July 31, 2012, for the period from January 13, 2012 (inception) through July 31, 2012